Securitizations and Variable Interest Entities - Type and carrying value of financial assets (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Liabilities [Abstract]
Long-term borrowings	¥ 7,694,241	¥ 7,382,507
Transferred to SPEs [Member]
Trading assets
Equities		1,000
Debt securities	5,000	20,000
CMBS and RMBS
Loans	14,000	1,000
Total	19,000	22,000
Liabilities [Abstract]
Long-term borrowings	¥ 19,000	¥ 21,000